12. LEASE LIABILITIES	12 Months Ended
Dec. 31, 2019
Notes
12. LEASE LIABILITIES

12.LEASE LIABILITIES

$
Balance, December 31, 2018	-
Recognized on adoption of IFRS 16	68,253
Finance cost	5,144
Lease payments	(52,007)
Balance, December 31, 2019	21,390
Current portion of lease liabilities	21,390
Non-current portion of lease liabilities	-